Cover	Jan. 03, 2024
Cover [Abstract]
Entity Registrant Name	AMERICAN RESOURCES CORPORATION
Entity Central Index Key	0001590715
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 03, 2024
Entity Ex Transition Period	false
Entity File Number	000-55456
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	46-3914127
Entity Address Address Line 1	12115 Visionary Way
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	855-9926
Security 12b Title	Class A Common, $0.0001 Par Value
Trading Symbol	AREC
Security Exchange Name	NASDAQ
Entity Address Address Line 2	Suite 174
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false